UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Hedged Equity & Income Fund

Quarterly portfolio holdings 3/31/15

Fund's investmentsHedged Equity & Income Fund

As of 3-31-15 (unaudited)
	Shares	Value
Common stocks 82.2%		$202,695,018
(Cost $189,350,519)
Consumer discretionary 6.3%		15,452,414
Auto components 0.9%
Aisan Industry Company, Ltd.	15,000	129,047
Delphi Automotive PLC	6,948	554,034
Exedy Corp.	8,000	190,545
Keihin Corp.	14,900	228,427
Nissin Kogyo Company, Ltd.	4,100	65,117
Sumitomo Riko Company, Ltd.	18,800	164,769
Takata Corp.	11,800	128,949
Tokai Rika Company, Ltd.	9,900	229,439
Topre Corp.	4,100	64,008
Toyoda Gosei Company, Ltd.	13,600	303,595
Toyota Boshoku Corp.	19,000	237,349
Automobiles 0.4%
Honda Motor Company, Ltd.	14,800	483,115
Peugeot SA (I)	18,459	308,553
Renault SA	3,542	321,720
Diversified consumer services 0.1%
Allstar Co-Invest LLC (I)(R)	236,300	259,930
Hotels, restaurants and leisure 0.4%
McDonald's Corp.	10,720	1,044,557
Household durables 1.3%
D.R. Horton, Inc.	21,235	604,773
Funai Electric Company, Ltd.	15,900	183,038
Newell Rubbermaid, Inc.	25,051	978,743
Nikon Corp.	22,100	296,328
PulteGroup, Inc.	46,580	1,035,473
Internet and catalog retail 0.1%
Home Retail Group PLC	53,559	130,633
Media 1.0%
Avex Group Holdings, Inc.	8,300	132,391
Gendai Agency, Inc.	5,200	30,121
Metropole Television SA	10,320	206,962
ProSiebenSat.1 Media AG	27,871	1,363,251
Proto Corp.	5,600	90,761
Sky PLC	36,279	533,736
Multiline retail 0.2%
Dollar General Corp. (I)	6,459	486,879
New World Department Store China, Ltd.	211,000	52,527
Specialty retail 1.7%
Adastria Holdings Company, Ltd.	9,500	262,568
Honeys Company, Ltd.	12,630	110,500
Nishimatsuya Chain Company, Ltd.	19,300	170,126
Pal Company, Ltd.	5,800	165,041
Ross Stores, Inc.	4,599	484,551
Shimamura Company, Ltd.	2,100	194,504
The Home Depot, Inc.	22,217	2,524,073
Xebio Company, Ltd.	10,100	175,261

2SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.2%
Daphne International Holdings, Ltd.	420,000	$140,936
Ralph Lauren Corp.	2,936	386,084
Consumer staples 6.0%		14,848,617
Beverages 1.0%
Diageo PLC, ADR	8,731	965,387
The Coca-Cola Company	38,990	1,581,045
Food and staples retailing 0.1%
Cawachi, Ltd.	7,700	134,094
J Sainsbury PLC	61,158	234,689
Food products 2.9%
Ebro Foods SA	28,177	525,469
Ingredion, Inc.	13,194	1,026,757
Kraft Foods Group, Inc.	39,263	3,420,396
Pinnacle Foods, Inc.	31,720	1,294,493
Suedzucker AG	14,395	175,770
Unilever NV	18,045	754,056
Household products 0.7%
The Procter & Gamble Company	19,907	1,631,180
Personal products 0.1%
Oriflame Cosmetics SA	10,701	143,043
Tobacco 1.2%
British American Tobacco PLC	57,204	2,962,238
Energy 6.4%		15,868,382
Energy equipment and services 0.2%
National Oilwell Varco, Inc.	8,709	435,363
Oil, gas and consumable fuels 6.2%
BP PLC	120,426	780,621
Canadian Natural Resources, Ltd.	14,972	459,790
Chevron Corp. (C)	26,272	2,758,035
Encana Corp.	10,800	120,573
Energy Resources of Australia, Ltd. (I)	55,444	52,759
Eni SpA	28,141	487,069
Exxon Mobil Corp. (C)	20,340	1,728,900
Gazprom OAO, ADR	44,614	210,355
HollyFrontier Corp.	12,624	508,368
HRT Participacoes em Petroleo SA (I)	2,930	4,140
Inpex Corp.	21,400	235,802
Japan Petroleum Exploration Company, Ltd.	6,100	206,675
Legacy Oil + Gas, Inc. (I)	36,000	43,772
Lukoil OAO, ADR	4,750	218,168
Marathon Oil Corp.	39,749	1,037,846
Occidental Petroleum Corp.	15,066	1,099,818
Painted Pony Petroleum, Ltd. (I)	13,300	62,166
PetroChina Company, Ltd., H Shares	1,004,000	1,114,941
Petroleo Brasileiro SA, ADR	27,056	162,607
Royal Dutch Shell PLC, B Shares	37,090	1,155,365
Suncor Energy, Inc.	51,481	1,505,819
Total SA	29,763	1,479,430

SEE NOTES TO FUND'S INVESTMENTS3

Hedged Equity & Income Fund

	Shares	Value
Financials 20.7%		$50,943,222
Banks 8.9%
Allahabad Bank (I)	47,514	75,260
Alpha Bank AE (I)	277,006	82,053
Banca Popolare dell'Emilia Romagna SC (I)	21,074	183,283
Banco Bilbao Vizcaya Argentaria SA	104,727	1,057,692
BNP Paribas SA	7,043	428,538
Canara Bank	14,248	83,680
CIT Group, Inc.	6,165	278,165
Corp. Bank	66,868	55,366
Dah Sing Financial Holdings, Ltd.	16,800	99,258
HSBC Holdings PLC	189,048	1,610,957
ING Groep NV (I)	31,230	457,456
JPMorgan Chase & Co. (C)	58,982	3,573,130
KB Financial Group, Inc.	6,131	216,417
M&T Bank Corp.	3,347	425,069
Mitsubishi UFJ Financial Group, Inc.	311,500	1,929,248
Mizuho Financial Group, Inc.	237,600	417,576
Nordea Bank AB	91,546	1,115,074
OTP Bank PLC	10,381	195,979
Piraeus Bank SA (I)	176,568	68,147
Shinhan Financial Group Company, Ltd.	3,467	130,254
Societe Generale SA	8,270	399,292
Standard Chartered PLC	29,227	473,381
Sumitomo Mitsui Financial Group, Inc.	12,000	459,655
Svenska Handelsbanken AB, A Shares	16,221	730,537
The Eighteenth Bank, Ltd.	20,000	60,675
The Oita Bank, Ltd.	16,000	62,127
The PNC Financial Services Group, Inc. (C)	45,364	4,229,739
The Tochigi Bank, Ltd.	17,000	87,695
The Yamanashi Chuo Bank, Ltd.	19,000	83,236
UniCredit SpA	40,552	274,995
Wells Fargo & Company (C)	46,432	2,525,901
Capital markets 2.3%
BlackRock, Inc. (C)	7,441	2,722,215
Henderson Group PLC	300,256	1,246,512
Julius Baer Group, Ltd. (I)	4,255	212,681
LPL Financial Holdings, Inc.	9,590	420,617
Northern Trust Corp.	6,361	443,044
UBS Group AG (I)	31,400	588,784
Uranium Participation Corp. (I)	33,300	148,023
Consumer finance 0.1%
Manappuram Finance, Ltd.	263,525	136,753
Diversified financial services 0.5%
Intercontinental Exchange Group, Inc. (C)	1,859	433,649
MSCI, Inc.	13,700	839,947
Insurance 6.7%
ACE, Ltd.	15,012	1,673,688
Ageas	9,935	356,791
Assicurazioni Generali SpA	58,531	1,150,846
CNO Financial Group, Inc.	51,500	886,830
Delta Lloyd NV	70,677	1,329,933

4SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Financials (continued)
Insurance (continued)
FNF Group	21,431	$787,804
Marsh & McLennan Companies, Inc.	51,887	2,910,342
MetLife, Inc.	42,884	2,167,786
Storebrand ASA (I)	55,947	203,285
T&D Holdings, Inc.	33,100	454,665
The Dai-ichi Life Insurance Company, Ltd.	18,000	261,092
Tokio Marine Holdings, Inc.	10,800	407,665
Tongyang Life Insurance	10,751	112,359
Willis Group Holdings PLC	29,851	1,438,221
Zurich Insurance Group AG (I)	6,849	2,314,977
Real estate investment trusts 0.9%
Blackstone Mortgage Trust, Inc., Class A	19,180	544,137
ICADE	8,142	735,591
Weyerhaeuser Company	29,553	979,682
Real estate management and development 1.3%
Castellum AB	55,149	833,421
Deutsche Annington Immobilien SE	43,899	1,479,292
Deutsche Wohnen AG	33,341	852,755
Health care 9.8%		24,214,562
Biotechnology 0.1%
Sinovac Biotech, Ltd. (I)	24,065	119,362
Health care equipment and supplies 0.2%
Zimmer Holdings, Inc.	4,404	517,558
Health care providers and services 1.1%
Aetna, Inc.	9,786	1,042,503
AmerisourceBergen Corp.	4,110	467,184
Quest Diagnostics, Inc.	13,993	1,075,362
Suzuken Company, Ltd.	2,090	63,705
Health care technology 0.0%
AGFA-Gevaert NV (I)	38,231	88,088
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	6,900	111,640
Pharmaceuticals 8.4%
Almirall SA	12,963	238,273
AstraZeneca PLC	36,953	2,535,658
Bristol-Myers Squibb Company	46,114	2,974,353
Daiichi Sankyo Company, Ltd.	11,200	177,978
Eisai Company, Ltd.	26,500	1,884,887
H. Lundbeck A/S (I)	13,131	276,607
Johnson & Johnson	17,214	1,731,728
Merck & Company, Inc. (C)	89,683	5,154,979
Ono Pharmaceutical Company, Ltd.	4,300	485,229
Pfizer, Inc.	62,300	2,167,417
Roche Holding AG	9,236	2,537,979
Takeda Pharmaceutical Company, Ltd.	11,300	564,072
Industrials 8.4%		20,824,980
Aerospace and defense 1.2%
Raytheon Company	5,871	641,407
Thales SA	5,481	304,099

SEE NOTES TO FUND'S INVESTMENTS5

Hedged Equity & Income Fund

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
United Technologies Corp.	17,944	$2,103,037
Air freight and logistics 0.8%
Deutsche Post AG	21,938	683,476
PostNL NV (I)	89,450	380,013
TNT Express NV	44,561	283,043
United Parcel Service, Inc., Class B	7,615	738,198
Airlines 0.4%
Aer Lingus Group PLC	16,800	42,064
American Airlines Group, Inc.	7,046	371,888
Deutsche Lufthansa AG	22,639	317,006
Qantas Airways, Ltd. (I)	78,124	185,303
Building products 0.4%
Cie de Saint-Gobain	11,531	506,295
Fortune Brands Home & Security, Inc.	10,188	483,726
Commercial services and supplies 0.1%
Aeon Delight Company, Ltd.	5,000	119,540
Moshi Moshi Hotline, Inc.	10,500	114,571
Construction and engineering 0.0%
Raubex Group, Ltd.	63,498	94,812
Electrical equipment 2.2%
Eaton Corp. PLC	39,845	2,707,069
Futaba Corp.	2,600	41,799
OSRAM Licht AG	2,770	137,123
Saft Groupe SA	4,260	155,689
Schneider Electric SE	25,921	2,017,141
Ushio, Inc.	18,400	228,078
Zumtobel Group AG	3,049	75,531
Industrial conglomerates 1.5%
3M Company	7,875	1,298,981
General Electric Company	31,970	793,176
Koninklijke Philips NV	8,108	230,024
Rheinmetall AG	7,689	369,834
Siemens AG	8,486	917,796
Machinery 0.2%
Fuji Machine Manufacturing Company, Ltd.	4,600	52,233
Hisaka Works, Ltd.	9,600	83,807
The Japan Steel Works, Ltd.	57,000	239,629
Toshiba Machine Company, Ltd.	44,000	185,236
Marine 0.1%
D/S Norden A/S	4,795	102,135
Pacific Basin Shipping, Ltd.	339,000	111,950
Professional services 0.3%
Adecco SA (I)	4,351	361,670
en-japan, Inc.	8,700	119,535
Hays PLC	90,836	205,014
USG People NV	11,360	157,095
Trading companies and distributors 0.5%
Fastenal Company	9,786	405,483
Kuroda Electric Company, Ltd.	11,800	188,509

6SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Industrials (continued)
Trading companies and distributors (continued)
Mitsubishi Corp.	18,200	$365,708
SIG PLC	52,407	157,297
Transportation infrastructure 0.7%
Hamburger Hafen und Logistik AG	6,044	126,835
Jiangsu Expressway Company, Ltd., H Shares	1,208,000	1,622,125
Information technology 11.2%		27,636,694
Communications equipment 1.1%
Cisco Systems, Inc. (C)	99,994	2,752,335
Electronic equipment, instruments and components 0.5%
Avnet, Inc.	13,015	579,168
Hosiden Corp.	29,300	161,656
Kingboard Laminates Holdings, Ltd.	350,000	142,090
Mitsumi Electric Company, Ltd.	12,200	90,534
Nichicon Corp.	27,200	253,448
Internet software and services 0.2%
Dena Company, Ltd.	16,400	321,007
Dropbox, Inc. (I)(R)	7,248	128,435
Gree, Inc.	26,400	183,692
IT services 1.2%
Alten SA	3,832	175,798
Booz Allen Hamilton Holding Corp.	39,600	1,146,024
Cap Gemini SA	4,241	347,938
Devoteam SA	2,013	46,940
Fujitsu, Ltd.	71,000	484,194
GFI Informatique SA	4,237	27,000
Itochu Techno-Solutions Corp.	11,200	232,336
NET One Systems Company, Ltd.	22,200	151,502
Sopra Steria Group	3,741	278,623
Semiconductors and semiconductor equipment 4.5%
Intel Corp.	102,565	3,207,208
Kontron AG (I)	15,422	98,690
Lam Research Corp.	7,926	556,683
Marvell Technology Group, Ltd.	25,541	375,453
Maxim Integrated Products, Inc. (C)	123,660	4,304,605
Micronas Semiconductor Holding AG (I)	15,721	98,978
Mimasu Semiconductor Industry Company, Ltd.	10,300	111,815
Miraial Company, Ltd.	6,800	82,858
Rohm Company, Ltd.	4,500	307,498
SCREEN Holdings Company, Ltd.	40,000	302,597
Shinkawa, Ltd. (I)	16,000	101,466
Shinko Electric Industries Company, Ltd.	34,800	247,138
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	46,080	1,081,958
Tokyo Seimitsu Company, Ltd.	11,100	254,209
Software 2.5%
Activision Blizzard, Inc.	20,887	474,657
Alpha Systems, Inc.	1,900	26,963
Microsoft Corp. (C)	107,040	4,351,711
Nintendo Company, Ltd.	2,200	322,795
Symantec Corp.	38,292	894,693

SEE NOTES TO FUND'S INVESTMENTS7

Hedged Equity & Income Fund

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.2%
Apple, Inc. (C)	6,300	$783,909
Canon, Inc.	12,700	449,342
Compal Electronics, Inc.	152,000	126,274
Japan Digital Laboratory Company, Ltd.	4,000	52,586
Melco Holdings, Inc.	8,700	163,627
SanDisk Corp.	9,492	603,881
Western Digital Corp.	8,267	752,380
Materials 6.0%		14,751,437
Chemicals 2.3%
Agrium, Inc.	3,400	354,348
Akzo Nobel NV	11,646	880,550
E.I. du Pont de Nemours & Company	15,900	1,136,373
Fujimi, Inc.	4,700	80,958
Hitachi Chemical Company, Ltd.	9,000	192,182
JSR Corp.	14,500	251,099
Methanex Corp.	9,884	529,486
Mitsui Chemicals, Inc.	95,000	304,645
Nitto Denko Corp.	3,300	220,354
PTT Global Chemical PCL	232,100	372,687
Sumitomo Bakelite Company, Ltd.	50,000	222,364
The Dow Chemical Company	22,500	1,079,550
Construction materials 0.3%
Buzzi Unicem SpA	20,385	305,238
CRH PLC	3,047	79,167
Holcim, Ltd. (I)	3,181	236,992
Lafarge SA	3,109	202,118
Containers and packaging 0.4%
AMVIG Holdings, Ltd.	256,000	114,033
Graphic Packaging Holding Company	23,779	345,747
Packaging Corp. of America	6,067	474,379
Metals and mining 1.4%
Aichi Steel Corp.	21,000	99,661
Anglo American Platinum, Ltd. (I)	5,619	137,556
Anglo American PLC	20,533	306,660
Aquarius Platinum, Ltd. (I)	273,117	35,994
Barrick Gold Corp.	15,200	166,215
BHP Billiton PLC	26,216	575,318
Centerra Gold, Inc.	32,700	159,556
Chubu Steel Plate Company, Ltd.	9,300	39,373
Eldorado Gold Corp.	39,330	180,525
G-Resources Group, Ltd. (I)	4,569,000	133,568
Impala Platinum Holdings, Ltd. (I)	32,658	157,919
Ivanhoe Mines, Ltd., Class A (I)	118,000	85,713
Kinross Gold Corp. (I)	81,176	181,834
Kyoei Steel, Ltd.	1,400	23,640
Lonmin PLC (I)	65,445	113,809
Maruichi Steel Tube, Ltd.	7,700	182,260
Neturen Company, Ltd.	6,100	45,062
Northern Dynasty Minerals, Ltd. (I)	16,000	6,253
Resolute Mining, Ltd. (I)	255,282	59,456

8SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

Shares	Value
Materials (continued)
Metals and mining (continued)
Salzgitter AG	6,472	$187,649
Tokyo Steel Manufacturing Company, Ltd.	27,800	185,924
Yamato Kogyo Company, Ltd.	7,000	168,727
Yodogawa Steel Works, Ltd.	28,000	110,873
Paper and forest products 1.6%
International Paper Company	58,170	3,227,853
Norbord, Inc.	37,900	797,769
Telecommunication services 3.7%	9,107,551
Diversified telecommunication services 3.2%
KT Corp. (I)	12,186	318,676
Magyar Telekom Telecommunications PLC (I)	129,798	191,055
Nippon Telegraph & Telephone Corp.	43,900	2,709,991
Orange SA	20,775	333,637
Telefonica SA	26,290	374,094
Telenor ASA	66,126	1,334,447
Verizon Communications, Inc.	40,456	1,967,375
Verizon Communications, Inc.	11,075	539,613
Wireless telecommunication services 0.5%
NTT DOCOMO, Inc.	76,600	1,338,663
Utilities 3.7%	9,047,159
Electric utilities 2.2%
Duke Energy Corp.	45,054	3,459,246
Edison International	14,570	910,188
The Southern Company	10,700	473,796
Xcel Energy, Inc.	14,060	489,429
Independent power and renewable electricity producers 0.1%
NTPC, Ltd.	53,714	126,838
Multi-utilities 1.4%
Centrica PLC	274,674	1,027,365
E.ON SE	16,645	247,493
GDF Suez	19,670	388,345
National Grid PLC	55,441	712,752
PG&E Corp.	18,800	997,716
RWE AG	8,405	213,991
Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 14.1%	$34,788,631
(Cost $36,803,452)
Consumer discretionary 2.6%	6,407,571
Automobiles 0.2%
FCA US LLC	8.250	06-15-21	230,000	255,095
General Motors Company	4.875	10-02-23	160,000	173,234
General Motors Company	6.250	10-02-43	65,000	79,637
Diversified consumer services 0.2%
Service Corp. International	7.625	10-01-18	125,000	144,531
The ServiceMaster Company LLC	7.000	08-15-20	321,000	341,063
Hotels, restaurants and leisure 0.2%
CEC Entertainment, Inc.	8.000	02-15-22	130,000	130,000
NH Hotel Group SA (S)	6.875	11-15-19	EUR	235,000	281,742

SEE NOTES TO FUND'S INVESTMENTS9

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
PC Nextco Holdings LLC	8.750		08-15-19		150,000	$152,625
Household durables 0.4%
Argos Merger Sub, Inc. (S)	7.125		03-15-23		75,000	77,719
K Hovnanian Enterprises, Inc. (S)	7.000		01-15-19		25,000	24,000
K Hovnanian Enterprises, Inc. (S)	8.000		11-01-19		150,000	144,750
K Hovnanian Enterprises, Inc. (S)	9.125		11-15-20		125,000	131,875
KB Home	7.000		12-15-21		375,000	381,563
Lennar Corp.	4.750		11-15-22		125,000	127,188
Media 1.4%
Altice Financing SA (S)	6.500		01-15-22	EUR	100,000	116,261
Altice Finco SA (S)	9.000		06-15-23	EUR	100,000	124,751
AMC Entertainment, Inc.	9.750		12-01-20		185,000	202,575
CCO Holdings LLC	5.125		02-15-23		5,000	5,050
CCO Holdings LLC	5.250		09-30-22		5,000	5,113
CCO Holdings LLC	5.750		09-01-23		35,000	36,575
CCO Holdings LLC	7.375		06-01-20		255,000	272,531
Cequel Communications Holdings I LLC (S)	5.125		12-15-21		340,000	339,931
DISH DBS Corp.	6.750		06-01-21		170,000	181,050
DISH DBS Corp.	7.875		09-01-19		395,000	441,413
Gannett Company, Inc. (S)	4.875		09-15-21		115,000	117,300
Gannett Company, Inc.	5.125		10-15-19		345,000	361,388
Gannett Company, Inc. (S)	5.500		09-15-24		20,000	20,925
Gannett Company, Inc.	6.375		10-15-23		55,000	59,675
Getty Images, Inc. (S)	7.000		10-15-20		140,000	70,350
Gray Television, Inc.	7.500		10-01-20		75,000	78,938
Harron Communications LP (S)	9.125		04-01-20		90,000	98,550
Sirius XM Radio, Inc. (S)	4.250		05-15-20		100,000	99,000
TVN Finance Corp. III AB	7.375		12-15-20	EUR	130,000	155,823
Unitymedia Hessen GmbH & Company KG	5.500		09-15-22	EUR	360,000	416,644
Unitymedia Hessen GmbH & Company KG	5.750		01-15-23	EUR	112,500	131,387
Multiline retail 0.0%
Family Tree Escrow LLC (S)	5.250		03-01-20		20,000	20,950
Family Tree Escrow LLC (S)	5.750		03-01-23		75,000	78,750
Specialty retail 0.2%
GRD Holdings III Corp. (S)	10.750		06-01-19		185,000	201,188
Michaels Stores, Inc. (S)	5.875		12-15-20		195,000	200,363
Party City Holdings, Inc.	8.875		08-01-20		117,000	126,068
Consumer staples 0.4%						882,905
Food and staples retailing 0.2%
Albertsons Holdings LLC (S)	7.750		10-15-22		64,000	68,480
Aramark Services, Inc.	5.750		03-15-20		280,000	292,600
Household products 0.1%
The Sun Products Corp. (S)	7.750		03-15-21		235,000	205,625
Personal products 0.1%
Hypermarcas SA	6.500		04-20-21		310,000	316,200
Energy 1.1%						2,637,737
Energy equipment and services 0.1%
Paragon Offshore PLC (S)	6.750		07-15-22		280,000	92,400
Seadrill, Ltd. (S)	6.125		09-15-17		200,000	169,000

10SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels 1.0%
Antero Resources Corp. (S)	5.625		06-01-23		25,000	$24,781
Antero Resources Finance Corp.	6.000		12-01-20		185,000	185,093
Bonanza Creek Energy, Inc.	6.750		04-15-21		100,000	97,250
Borets Finance, Ltd.	7.625		09-26-18		200,000	150,400
Concho Resources, Inc.	5.500		10-01-22		70,000	70,525
Diamondback Energy, Inc.	7.625		10-01-21		120,000	126,300
EP Energy LLC	9.375		05-01-20		180,000	188,325
Gazprom OAO	4.950		07-19-22		200,000	178,760
Kinder Morgan, Inc.	7.250		06-01-18		60,000	68,060
Laredo Petroleum, Inc.	5.625		01-15-22		55,000	53,350
Laredo Petroleum, Inc.	6.250		03-15-23		85,000	84,788
Laredo Petroleum, Inc.	7.375		05-01-22		45,000	46,744
Laredo Petroleum, Inc.	9.500		02-15-19		15,000	15,713
MEG Energy Corp. (S)	7.000		03-31-24		140,000	131,950
Petroleos de Venezuela SA	6.000		11-15-26		330,000	102,795
QEP Resources, Inc.	5.375		10-01-22		15,000	14,738
QEP Resources, Inc.	6.800		03-01-20		25,000	25,625
Range Resources Corp.	5.000		08-15-22		35,000	34,825
Rice Energy, Inc. (S)	7.250		05-01-23		40,000	40,000
Rosetta Resources, Inc.	5.625		05-01-21		200,000	188,000
Rosetta Resources, Inc.	5.875		06-01-22		70,000	65,625
Tullow Oil PLC (S)	6.250		04-15-22		350,000	302,750
WPX Energy, Inc.	5.250		09-15-24		120,000	105,540
WPX Energy, Inc.	6.000		01-15-22		80,000	74,400
Financials 1.9%						4,722,931
Banks 1.2%
Banco Bilbao Vizcaya Argentaria SA (7.000% to 2-19-19, then 5 year Euro Swap Rate + 6.155%) (Q)	7.000		02-19-19	EUR	400,000	442,466
Banco Santander SA (6.250% to 3-12-19, then 5 year Euro Swap Rate + 5.410%) (Q)	6.250		03-12-19	EUR	100,000	108,331
Bank of Ireland	10.000		07-30-16	EUR	140,000	162,653
Barclays PLC (6.500% to 9-15-19, then 5 year Euro Swap Rate + 5.875%) (Q)	6.500		09-15-19	EUR	200,000	222,039
Barclays PLC (8.250% to 12-15-18, then 5 year U.S. Swap Rate + 6.705%) (Q)	8.250		12-15-18		200,000	214,283
Blue Racer Midstream LLC (S)	6.125		11-15-22		95,000	97,613
BPCE SA (6.117% to 10-30-17, then 3 month EURIBOR + 2.370%) (Q)	6.117		10-30-17	EUR	50,000	58,812
Intesa Sanpaolo SpA (8.375% to 10-14-19, then 3 month EURIBOR + 6.871%) (Q)	8.375		10-14-19	EUR	100,000	129,346
Lloyds Banking Group PLC (6.375% to 6-27-20, then 5 year Euro Swap Rate + 5.290%) (Q)	6.375		06-27-20	EUR	200,000	229,329
Royal Bank of Scotland Group PLC (7.640% to 9-30-17, then 3 month LIBOR + 2.320%) (Q)	7.640		09-30-17		300,000	328,500
Royal Bank of Scotland PLC	4.350		01-23-17	EUR	100,000	113,116
Sberbank of Russia (S)	5.125		10-29-22		200,000	160,000
Societe Generale SA (6.750% to 4-7-21, then 5 year U.S. Swap Rate + 5.538%) (Q)	6.750		04-07-21	EUR	150,000	167,485
Societe Generale SA (8.250% to 11-29-18, then 5 year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18		270,000	286,875
VTB Bank OJSC (S)	6.875		05-29-18		200,000	194,500
Capital markets 0.1%
Credit Suisse Group AG (7.500% to 12-11-23, then 5 year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23		200,000	214,750

SEE NOTES TO FUND'S INVESTMENTS11

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Consumer finance 0.0%
TMX Finance LLC (S)	8.500		09-15-18		155,000	$110,050
Diversified financial services 0.4%
International Lease Finance Corp.	6.250		05-15-19		490,000	535,325
MSCI, Inc. (S)	5.250		11-15-24		145,000	149,894
Nationstar Mortgage LLC	6.500		08-01-18		235,000	236,175
Provident Funding Associates LP (S)	6.750		06-15-21		113,000	107,633
Insurance 0.2%
Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.6025%)	8.125		06-15-38		240,000	273,300
Nationwide Building Society (6.875% to 6-20-19, then 5 year British Pound Swap Rate + 4.880%) (Q)	6.875		06-20-19	GBP	120,000	180,456
Health care 1.7%						4,329,141
Health care equipment and supplies 0.2%
Alere, Inc.	6.500		06-15-20		256,000	264,320
Alere, Inc.	7.250		07-01-18		100,000	106,125
Biomet, Inc.	6.500		08-01-20		120,000	127,200
Health care providers and services 1.1%
Amsurg Corp.	5.625		07-15-22		275,000	281,188
Community Health Systems, Inc.	6.875		02-01-22		345,000	366,994
Community Health Systems, Inc.	7.125		07-15-20		275,000	291,500
Envision Healthcare Corp. (S)	5.125		07-01-22		85,000	86,913
HCA Holdings, Inc.	6.250		02-15-21		370,000	400,044
HCA, Inc.	6.500		02-15-20		360,000	405,360
inVentiv Health, Inc. (S)	9.000		01-15-18		95,000	99,750
MPH Acquisition Holdings LLC (S)	6.625		04-01-22		140,000	145,075
Tenet Healthcare Corp. (S)	5.000		03-01-19		195,000	193,538
Tenet Healthcare Corp.	8.125		04-01-22		275,000	303,188
WellCare Health Plans, Inc.	5.750		11-15-20		95,000	99,750
Health care technology 0.2%
IMS Health, Inc. (S)	4.125		04-01-23	EUR	235,000	252,684
IMS Health, Inc. (S)	4.125		04-01-23	EUR	235,000	253,316
Pharmaceuticals 0.2%
Pinnacle Merger Sub, Inc. (S)	9.500		10-01-23		150,000	166,500
Salix Pharmaceuticals, Ltd. (S)	6.500		01-15-21		260,000	288,275
VRX Escrow Corp. (S)	4.500		05-15-23	EUR	125,000	135,246
VRX Escrow Corp. (S)	6.125		04-15-25		60,000	62,175
Industrials 1.1%						2,681,841
Aerospace and defense 0.1%
TA Manufacturing, Ltd. (S)	3.625		04-15-23	EUR	180,000	196,119
Airlines 0.1%
AerCap Ireland Capital, Ltd. (S)	4.500		05-15-21		150,000	155,993
Building products 0.2%
Associated Materials LLC	9.125		11-01-17		175,000	152,688
Kerneos Tech Group SAS (S)	5.750		03-01-21	EUR	145,000	165,395
Ply Gem Industries, Inc.	6.500		02-01-22		330,000	321,750
Commercial services and supplies 0.1%
Quad/Graphics, Inc. (S)	7.000		05-01-22		190,000	182,875
Construction and engineering 0.2%
Abengoa Finance SAU	6.000		03-31-21	EUR	100,000	100,557

12SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Construction and engineering (continued)
Abengoa Finance SAU (S)	7.750		02-01-20		155,000	$148,800
Abengoa Greenfield SA (S)	5.500		10-01-19	EUR	100,000	99,729
Aguila 3 SA (S)	7.875		01-31-18		185,000	185,000
Electrical equipment 0.2%
CeramTec Group GmbH	8.250		08-15-21	EUR	275,000	325,263
Sensata Technologies BV (S)	5.000		10-01-25		100,000	101,250
Sensata Technologies BV (S)	5.625		11-01-24		70,000	74,550
Industrial conglomerates 0.1%
Tenedora Nemak SA de CV	5.500		02-28-23		200,000	206,000
Machinery 0.1%
Case New Holland Industrial, Inc.	7.875		12-01-17		240,000	265,872
Information technology 1.9%						4,601,670
Communications equipment 0.2%
Alcatel-Lucent USA, Inc.	6.450		03-15-29		200,000	202,000
Alcatel-Lucent USA, Inc. (S)	6.750		11-15-20		200,000	213,000
Electronic equipment, instruments and components 0.2%
CDW LLC	5.000		09-01-23		35,000	35,525
CDW LLC	5.500		12-01-24		105,000	109,988
CDW LLC	6.000		08-15-22		290,000	311,301
CDW LLC	8.500		04-01-19		38,000	39,615
Internet software and services 0.1%
Zayo Group LLC (S)	6.000		04-01-23		190,000	190,804
Semiconductors and semiconductor equipment 0.3%
Entegris, Inc. (S)	6.000		04-01-22		210,000	218,925
Freescale Semiconductor, Inc. (S)	6.000		01-15-22		465,000	504,525
Software 1.1%
Activision Blizzard, Inc. (S)	5.625		09-15-21		405,000	431,325
Activision Blizzard, Inc. (S)	6.125		09-15-23		130,000	141,700
Audatex North America, Inc. (S)	6.000		06-15-21		276,000	291,870
Emdeon, Inc.	11.000		12-31-19		180,000	196,425
First Data Corp. (S)	7.375		06-15-19		185,000	193,325
First Data Corp. (S)	8.250		01-15-21		480,000	517,200
Infor Software Parent LLC, PIK (S)	7.125		05-01-21		320,000	316,899
Infor US, Inc. (S)	5.750		05-15-22	EUR	100,000	108,326
Infor US, Inc.	10.000		04-01-19	EUR	200,000	233,867
SunGard Data Systems, Inc.	6.625		11-01-19		335,000	345,050
Materials 1.5%						3,816,916
Building materials 0.1%
Building Materials Corp. of America (S)	5.375		11-15-24		365,000	370,475
Chemicals 0.2%
INEOS Group Holdings SA	5.750		02-15-19	EUR	100,000	108,313
INEOS Group Holdings SA	6.500		08-15-18	EUR	310,000	342,227
Construction materials 0.3%
Cemex SAB de CV	5.875		03-25-19		550,000	567,875
HeidelbergCement Finance SA	8.500		10-31-19	EUR	115,000	162,233
Containers and packaging 0.1%
Ardagh Packaging Finance PLC	9.250		10-15-20	EUR	200,000	230,104

SEE NOTES TO FUND'S INVESTMENTS13

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Metals and mining 0.7%
AK Steel Corp.	7.625		05-15-20		195,000	$167,700
AK Steel Corp.	7.625		10-01-21		170,000	137,700
AK Steel Corp.	8.375		04-01-22		95,000	78,375
ArcelorMittal	7.500		03-01-41		65,000	67,600
ArcelorMittal	7.750		10-15-39		115,000	120,750
Constellium NV	4.625		05-15-21	EUR	250,000	253,893
FMG Resources August 2006 Pty, Ltd. (S)	6.875		04-01-22		540,000	398,925
Steel Dynamics, Inc. (S)	5.125		10-01-21		85,000	85,531
Steel Dynamics, Inc. (S)	5.500		10-01-24		95,000	96,306
United States Steel Corp.	7.375		04-01-20		240,000	243,672
Paper and forest products 0.1%
Smurfit Kappa Acquisitions	4.125		01-30-20	EUR	145,000	172,087
Tembec Industries, Inc. (S)	9.000		12-15-19		210,000	213,150
Telecommunication services 1.6%						3,899,281
Diversified telecommunication services 0.6%
Intelsat Jackson Holdings SA	6.625		12-15-22		80,000	77,200
Intelsat Jackson Holdings SA	7.250		04-01-19		85,000	88,103
Intelsat Jackson Holdings SA	7.250		10-15-20		85,000	87,550
Level 3 Financing, Inc.	5.375		08-15-22		205,000	210,958
Level 3 Financing, Inc.	6.125		01-15-21		200,000	209,750
Level 3 Financing, Inc.	8.625		07-15-20		165,000	178,819
UPCB Finance III, Ltd.	6.625		07-01-20		175,000	182,656
Wind Acquisition Finance SA (S)	4.000		07-15-20	EUR	310,000	335,888
Windstream Corp.	7.750		10-15-20		90,000	92,138
Wireless telecommunication services 1.0%
SoftBank Corp. (S)	4.500		04-15-20		200,000	204,250
Sprint Communications, Inc. (S)	9.000		11-15-18		100,000	114,750
Sprint Corp.	7.250		09-15-21		580,000	582,900
Sprint Corp.	7.875		09-15-23		180,000	183,600
Syniverse Holdings, Inc.	9.125		01-15-19		225,000	221,625
T-Mobile USA, Inc.	6.464		04-28-19		135,000	139,219
T-Mobile USA, Inc.	6.625		11-15-20		345,000	360,525
T-Mobile USA, Inc.	6.731		04-28-22		220,000	231,550
VimpelCom Holdings BV	5.200		02-13-19		220,000	201,300
VimpelCom Holdings BV	6.255		03-01-17		200,000	196,500
Utilities 0.3%						808,638
Electric utilities 0.3%
DPL, Inc.	7.250		10-15-21		290,000	308,125
GenOn Americas Generation LLC	9.125		05-01-31		210,000	194,119
Techem GmbH	6.125		10-01-19	EUR	200,000	228,760
Independent power and renewable electricity producers 0.0%
Dynegy, Inc.	5.875		06-01-23		70,000	68,075
NTPC, Ltd.	8.490		03-25-25	INR	689,163	9,559
Convertible bonds 0.1%						$135,569
(Cost $159,874)
Consumer discretionary 0.0%						41,075
Household durables 0.0%
M/I Homes, Inc.	3.000		03-01-18		40,000	41,075

14SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy 0.1%					$94,494
Oil, gas and consumable fuels 0.1%
Cobalt International Energy, Inc.	2.625		12-01-19	130,000	94,494
Term loans (M) 0.4%					$1,045,497
(Cost $1,228,598)
Consumer discretionary 0.1%					350,427
Multiline retail 0.1%
Lands' End, Inc.	4.250		04-04-21	108,900	104,612
Neiman Marcus Group, Ltd. LLC	4.250		10-25-20	246,881	245,815
Energy 0.1%					228,157
Oil, gas and consumable fuels 0.1%
Arch Coal, Inc.	6.250		05-16-18	295,827	228,157
Industrials 0.1%					168,073
Machinery 0.1%
Crosby US Acquisition Corp.	3.750		11-23-20	182,688	168,073
Utilities 0.1%					298,840
Electric utilities 0.1%
Texas Competitive Electric Holdings Company LLC (H)	4.662		10-10-17	500,000	298,840
				Shares	Value
Rights 0.0%					$19,329
(Cost $14,838)
Banco Bilbao Vizcaya Argentaria SA (I)(N)				104,727	15,089
Telefonica SA (Expiration Date: 4-16-15) (I)(N)				26,290	4,240
				Par value	Value
Short-term investments 0.8%					$2,000,000
(Cost $2,000,000)
Repurchase agreement 0.8%					2,000,000
Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-15 at 0.150% to be repurchased at $2,000,008 on 4-1-15, collateralized by $1,349,722 Federal Home Loan Mortgage Corp., 3.500% - 5.000% due 6-1-41 to 4-1-43 (valued at $1,428,759, including interest) and $579,992 Federal National Mortgage Association, 3.000% - 4.500% due 9-1-44 to 2-1-45 (valued at $612,000, including interest)				2,000,000	2,000,000
Total investments (Cost $229,557,281)† 97.6%					$240,684,044
Other assets and liabilities, net 2.4%					$5,997,197
Total net assets 100.0%					$246,681,241

SEE NOTES TO FUND'S INVESTMENTS15

Hedged Equity & Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 3-31-15 was $31,769,493.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund's investments.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 3-31-15, the aggregate cost of investment securities for federal income tax purposes was $230,107,917. Net unrealized appreciation aggregated $10,576,127, of which $23,790,856 related to appreciated investment securities and $13,214,729 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 3-31-15:

United States	56.9%
Japan	9.9%
United Kingdom	7.5%
France	3.8%
Germany	3.4%
Switzerland	3.3%
Netherlands	2.3%
Canada	2.2%
Spain	1.4%
China	1.2%
Other countries	8.1%
Total	100.0%

16SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of March 31, 2015, by major security category or type:

	Total market value at 3-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$15,452,414	$8,099,167	$7,093,317	$259,930
Consumer staples	14,848,617	9,919,258	4,929,359	—
Energy	15,868,382	10,355,720	5,512,662	—
Financials	50,943,222	27,427,989	23,515,233	—
Health care	24,214,562	15,250,446	8,964,116	—
Industrials	20,824,980	9,542,965	11,282,015	—
Information technology	27,636,694	21,864,665	5,643,594	128,435
Materials	14,751,437	8,725,601	6,025,836	—
Telecommunication services	9,107,551	1,967,375	7,140,176	—
Utilities	9,047,159	6,330,375	2,716,784	—
Corporate bonds	34,788,631	—	34,526,388	262,243
Convertible bonds	135,569	—	135,569	—
Term loans	1,045,497	—	1,045,497	—
Rights	19,329	19,329	—	—
Short-term investments	2,000,000	—	2,000,000	—
Total investments in securities	$240,684,044	$119,502,890	$120,530,546	$650,608
Other financial instruments:
Futures	($26,026)	($26,026)	—	—
Forward foreign currency contracts	($49,794)	—	($49,794)	—
Written options	($276,750)	($276,750)	—	—

17

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended March 31, 2015, the fund used futures contracts to manage against anticipated changes in securities markets. The following table summarizes the contracts held at March 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	140	Short	Jun 2015	($12,736,019)	($12,809,300)	($73,281)
S&P 500 Index E-Mini Futures	125	Short	Jun 2015	(12,927,255)	(12,880,000)	47,255
						($26,026)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended March 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at March 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	200,000	USD	159,587	Toronto Dominion Bank	4/30/2015	—	($1,735)	($1,735)
EUR	75,000	USD	80,578	Barclays Bank PLC Wholesale	4/30/2015	$95	—	95
GBP	828,000	USD	1,232,168	HSBC Bank USA	4/30/2015	—	(4,137)	(4,137)
USD	194,906	EUR	180,000	Morgan Stanley and Company International PLC	4/30/2015	1,290	—	1,290
USD	198,744	EUR	181,000	National Australia Bank Limited	4/30/2015	4,053	—	4,053
USD	1,767,919	EUR	1,663,000	National Australia Bank Limited	6/17/2015	—	(22,077)	(22,077)
USD	1,761,604	EUR	1,662,000	Royal Bank of Scotland PLC	6/17/2015	—	(27,315)	(27,315)
USD	44,526	GBP	30,000	Barclays Bank PLC Wholesale	4/30/2015	32	—	32
						$5,470	($55,264)	($49,794)

Currency abbreviations
Canadian Dollar	Pound Sterling
Euro	U.S. Dollar

18

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended March 31, 2015, the fund wrote option contracts to generate potential income. The following tables summarize the fund's written options activities during the period ended March 31, 2015 and the contracts held at March 31, 2015.

	Number of contracts	Premiums received (paid)
Outstanding, beginning of period	155	$162,980
Options written	1,055	1,124,804
Options closed	(910)	(977,596)
Outstanding, end of period	300	$310,188

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
S&P 500 Index	$2,090	Apr 2015	150	$160,344	($180,000)
S&P 500 Index	2,105	Apr 2015	150	149,844	(96,750)
Total				$310,188	($276,750)

Direct placement securities. The fund may hold private placement securities, which are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at March 31, 2015.

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 3-31-15
Allstar Co-Invest LLC	8-1-11	$240,553	236,300	236,300	0.11%	$259,930
Dropbox, Inc.	5-1-12	$77,258	7,248	7,248	0.05%	$128,435
		$317,811				$388,365

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

19

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	P15Q3	03/15
This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.		5/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: May 18, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 18, 2015